Property, Plant and Equipment - Schedule of Leasehold Land and Property Comprises (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 4,867	£ 4,953	£ 5,060
Long Leasehold
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	15	14
Short Leasehold
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	451	463
Short Term and Long Term Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 466	£ 477	£ 483